DEBT OBLIGATIONS - Debt Obligations from Continuing Operations (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended				12 Months Ended							12 Months Ended			12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 CDO VI Bonds Payable		Dec. 31, 2012 CDO VI Bonds Payable		Dec. 31, 2013 CDO VIII Bonds Payable		Dec. 31, 2012 CDO VIII Bonds Payable	Dec. 31, 2013 CDO IX Bonds Payable		Dec. 31, 2012 CDO IX Bonds Payable	Dec. 31, 2013 Total CDO Bonds Payable		Dec. 31, 2012 Total CDO Bonds Payable	Dec. 31, 2013 MH Loans Portfolio I Bonds and Notes Payable		Dec. 31, 2012 MH Loans Portfolio I Bonds and Notes Payable		Apr. 15, 2010 MH Loans Portfolio I Bonds and Notes Payable	Dec. 31, 2013 MH Loans Portfolio II Bonds and Notes Payable		Dec. 31, 2012 MH Loans Portfolio II Bonds and Notes Payable	May 04, 2011 MH Loans Portfolio II Bonds and Notes Payable	Dec. 31, 2013 NCT 2013-VI IMM-1		Dec. 31, 2012 NCT 2013-VI IMM-1	Dec. 31, 2013 Total Other Bonds And Notes Payable		Dec. 31, 2012 Total Other Bonds And Notes Payable	Dec. 31, 2013 FNMA/FHLMC Securities Repurchase Agreements		Dec. 31, 2012 FNMA/FHLMC Securities Repurchase Agreements		Dec. 31, 2013 CDO Securities		Dec. 31, 2012 CDO Securities		Dec. 31, 2013 Residential Mortgage Loans		Dec. 31, 2012 Residential Mortgage Loans	Dec. 31, 2013 Total Repurchase Agreements		Dec. 31, 2012 Total Repurchase Agreements		Dec. 31, 2013 Fixed Rate Mortgage Notes Payable		Dec. 31, 2012 Fixed Rate Mortgage Notes Payable	Dec. 31, 2013 Fixed Rate Mortgage Notes Payable Lower Range		Dec. 31, 2013 Fixed Rate Mortgage Notes Payable Upper Range		Dec. 31, 2013 Floating Rate Mortgage Notes Payable		Dec. 31, 2012 Floating Rate Mortgage Notes Payable	Dec. 31, 2013 Floating Rate Mortgage Notes Payable Lower Range		Dec. 31, 2013 Floating Rate Mortgage Notes Payable Upper Range		Dec. 31, 2013 Total Mortgage Notes Payable		Dec. 31, 2012 Total Mortgage Notes Payable	Dec. 31, 2013 Golf First Lien Loan		Dec. 31, 2012 Golf First Lien Loan	Dec. 31, 2013 Golf Second Lien Loan		Dec. 31, 2012 Golf Second Lien Loan	Dec. 31, 2013 Golf Credit Facilities		Dec. 31, 2012 Golf Credit Facilities	Dec. 31, 2013 Junior Subordinated Debt		Dec. 31, 2012 Junior Subordinated Debt	Dec. 31, 2013 Total Corporate		Dec. 31, 2012 Total Corporate	Dec. 31, 2013 Debt Obligations		Dec. 31, 2012 Debt Obligations	Dec. 31, 2013 Subprime mortgage loans subject to call option		Dec. 31, 2012 Subprime mortgage loans subject to call option	Dec. 31, 2012 Repaid CDO Bonds	Dec. 31, 2012 Total Repaid Repurchase Agreements
Month Issued			Apr 2005	[1]			Nov 2006			May 2007						Apr 2010	[2]				May 2011				Nov 2013	[3]					Dec 2013	[4],[5]			Dec 2013	[3],[4]			Nov 2013	[4]																							Dec 2013	[6]		Dec 2013	[6]					Mar 2006	[6]
Debt Face Amount	$ 3,030,490	$ 2,786,059	$ 92,018	[1]	$ 91,578	[1]	$ 264,733		$ 518,501	$ 186,765		$ 400,938	$ 543,516		$ 1,090,915	$ 53,753	[2]	$ 70,056	[2]	$ 164,100	$ 93,863		$ 117,907	$ 197,000	$ 96,129	[3]	[3]	$ 243,745		$ 187,963	$ 516,134	[4],[5]	$ 772,855	[4],[5]	$ 15,094	[3],[4]	$ 5,658	[3],[4]	$ 25,119	[4]	[4]	$ 556,347	[4]	$ 929,435	[4]	$ 878,579		$ 88,400					$ 198,584		$ 32,125					$ 1,077,163		$ 120,525	$ 46,922	[6]		$ 105,576	[6]		$ 152,498	[6]		$ 51,004		$ 51,004	$ 51,004		$ 51,004	$ 2,624,273		$ 2,379,842	$ 406,217	[7]	$ 406,217	$ 79,898	$ 150,922	[4]
Carrying Value	3,017,931	2,781,761	92,018	[1]	91,578	[1]	264,277		517,541	188,230		402,424	544,525		1,091,354	50,424	[2]	66,199	[2]		93,536		117,191		86,319	[3]	[3]	230,279		183,390	516,134	[4],[5]	772,855	[4],[5]	15,094	[3],[4]	5,658	[3],[4]	25,119	[4]	[4]	556,347	[4]	929,435	[4]	878,244		88,400					198,584		32,125					1,076,828		120,525	46,922	[6]		105,576	[6]		152,498	[6]		51,237		51,243	51,237		51,243	2,611,714		2,375,947	406,217	[7]	405,814	79,811	150,922	[4]
Final Stated Maturity			Apr 2040	[1]			Nov 2052			May 2052						Jul 2035	[2]				Dec 2033				Apr 2040	[3]					Jan 2014	[4],[5]			Jan 2014	[3],[4]			Nov 2014	[4]						Aug 2018 to Jan 2024							Aug 2016 to Dec 2018										Dec 2018	[6]		Dec 2018	[6]					Apr 2035
Unhedged Weighted Average Funding Cost - Rate			0.85%	[1],[8]			0.88%	[8]		0.56%	[8]					6.56%	[2],[8]				4.70%	[8]									0.40%	[4],[5],[8]																	1.43%	[10],[8],[9]	4.30%	[10],[8],[9]														5.50%	[8]					7.57%	[11]
Unhedged Weighted Average Funding Cost - Basis for Variable Rate																									LIBOR	[3],[8]									LIBOR	[3],[4],[8]			LIBOR	[4],[8]																LIBOR		LIBOR					LIBOR	[12]
Unhedged Weighted Average Funding Cost - Spread on Basis for Variable Rate																									0.25%	[3],[8]									1.65%	[3],[4],[8]			2.00%	[4],[8]																3.50%	[8]	3.75%	[8]				4.00%	[12]
Weighted Average Funding Cost			5.35%	[1],[13]			2.45%	[13]		0.50%	[13]		2.26%	[13]		6.56%	[13],[2]				4.70%	[13]			0.42%	[13]		3.50%	[13]		0.40%	[13],[4],[5]			1.82%	[13],[3],[4]			2.17%	[13],[4]		0.50%	[13],[4]			4.72%	[13]						4.88%	[13]						4.75%	[13]		4.50%	[13]		5.50%	[13]		5.19%	[13]		7.39%	[13]		7.39%	[13]		3.28%	[13]
Weighted Average Maturity (Years)			5 years 6 months	[1]			1 year 6 months			0 years 7 months 6 days			1 year 10 months 24 days			4 years 1 month 6 days	[2]				3 years 9 months 18 days				2 years	[3]		3 years 1 month 6 days			0 years 1 month 6 days	[4],[5]			0 years 1 month 6 days	[3],[4]			0 years 10 months 24 days	[4]		0 years 1 month 6 days	[4]			7 years 4 months 24 days							4 years 1 month 6 days							6 years 9 months 18 days			4 years			4 years			4 years			21 years 3 months 18 days			21 years 3 months 18 days			4 years 2 months 12 days
Face Amount of Floating Rate Debt			88,727	[1]			257,133			186,765			532,625				[2]								96,129	[3]		96,129			516,134	[4],[5]			15,094	[3],[4]			25,119	[4]		556,347	[4]										198,584							198,584			46,922						46,922									1,430,607
Outstanding Face Amount of Collateral			166,452	[1],[14]			421,487	[14]		433,012	[14]		1,020,951	[14]		102,681	[14],[2]				128,975	[14]				[14]		231,656	[14]		514,994	[14],[4],[5]				[14],[3],[4]			36,029	[14],[4]		551,023	[14],[4]																														[14]			[14]		1,803,630	[14]
Outstanding Face Amount of Collateral																																														N/A	[14]						N/A	[14]						N/A	[14]		N/A	[14]		N/A	[14]		N/A	[14]
Amortized Cost Basis of Collateral			88,965	[1],[14]			317,202	[14]		357,224	[14]		763,391	[14]		91,924	[14],[2]				128,117	[14]				[14]		220,041	[14]		547,639	[14],[4],[5]				[14],[3],[4]			27,173	[14],[4]		574,812	[14],[4]			1,193,583	[14]						270,175	[14]						1,463,758	[14]			[14]			[14]			[14]			[14]			[14]		3,022,002	[14]
Carrying Value of Collateral			123,478	[1],[14]			346,101	[14]		366,581	[14]		836,160	[14]		91,924	[14],[2]				128,117	[14]				[14]		220,041	[14]		551,270	[14],[4],[5]				[14],[3],[4]			27,173	[14],[4]		578,443	[14],[4]			1,193,583	[14]						270,175	[14]						1,463,758	[14]			[14]			[14]			[14]			[14]			[14]		3,098,402	[14]
Weighted Average Maturity (Years) Of Collateral			2 years 3 months 18 days	[1]			1 year 8 months 12 days			1 year 10 months 24 days			1 year 10 months 24 days			6 years 1 month 6 days	[2]				4 years 10 months 24 days				0 years	[3]		5 years 4 months 24 days			3 years 7 months 6 days	[4],[5]			0 years	[3],[4]			5 years 6 months	[4]		3 years 8 months 12 days	[4]																																			2 years 10 months 24 days
Weighted Average Maturity (Years) Of Collateral																																														N/A							N/A							N/A			N/A			N/A			N/A
Floating Rate Face Amount of Collateral			40,482	[1],[14]			184,585	[14]		162,115	[14]		387,182	[14]		612	[14],[2]				21,321	[14]				[14],[3]		21,933	[14]		514,994	[14],[4],[5]				[14],[3],[4]			36,029	[14],[4]		551,023	[14],[4]																																			960,138
Floating Rate Face Amount of Collateral																																														N/A							N/A							N/A	[14]		N/A			N/A			N/A
Aggregate Notional Amount of Current Hedges			$ 88,727	[1],[15]			$ 105,031	[15]			[15]		$ 193,758	[15]			[15]					[15]				[15]			[15]			[15],[4],[5]				[15],[3],[4]				[15],[4]			[15],[4]				[15]							[15]							[15]			[15]			[15]			[15]			[15]			[15]		$ 193,758	[15]

[1]	This CDO was not in compliance with its applicable over collateralization tests as of December 31, 2013. Newcastle is not receiving cash flows from this CDO (other than senior management fees and cash flows on senior classes of bonds that were repurchased), since net interest is being used to repay debt, and expects thisCDO to remain out of compliance for the forseeable future.
[2]	Excluding $20.5 million of other bonds payable relating to MH loans Portfolio I sold to certain Newcastle CDOs, which were eliminated in consolidation.
[3]	Represents refinancing of repurchased Newcastle CDO bonds where collateral is, therefore, eliminated in consolidation period.
[4]	These repurchase agreements had $0.1 million accrued interest payable at December 31, 2013. $556.3 million face amount of these repurchase agreements were renewed subsequent to December 31, 2013. The counterparties on these repurchase agreements are Bank of America ($299.1 million), Barclays ($138.0 million), Citi ($35.6 million), Goldman Sachs ($7.4 million), Nomura ($51.1 million) and Credit Suisse ($25.1 million).
[5]	Interest rates on these repurchase agreements are fixed, but will be reset on a short-term basis.
[6]	These facilities are collateralized by all the assets of the respective businesses.
[7]	LIBOR +2.25% after April 2016.
[8]	Weighted average, including floating and fixed rate classes.
[9]	For loans totaling $41.2 million issued in August 2013, Newcastle bought down the interest rate to 4% for the first two years. Thereafter, the interest rate will range from 5.99% to 6.76%.
[10]	For a loan with a total balance of $11.4 million, the interest rate for the first two years is based on the applicable US Treasury Security rates. The interest rate for years 3 through 5 is 4.5%, 4.75% and 5.0%, respectively.
[11]	Issued in April 2006 and July 2007. Secured by the general credit of Newcastle. See Note 7 regarding the securitizations of Subprime Portfolio I and II.
[12]	Interest rate on this is based on 3 month LIBOR with a LIBOR floor of 0.5%.
[13]	Including the effect of applicable hedges.
[14]	Excluding (i) restricted cash held in CDOs to be used for principal and interest payments of CDO debt, and (ii) operating cash from the senior housing business.
[15]	Including $88.7 million notional amount of interest rate swap in CDO VI, which was an economic hedge not designed as a hedge for accounting purposes.